Commitments and Contingencies - Schedule of Warranty Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 29, 2026	Mar. 30, 2025	Dec. 28, 2025	Dec. 29, 2024
Schedule of Warranty Provision [Abstract]
Warranty provision, beginning of period	$ 4,653	$ 5,968	$ 5,968	$ 4,849
Warranty liability from Business Combination				582
Accruals for new warranties issued	236	526	246	695
Settlements and other		(38)	(1,561)	(158)
Warranty provision, end of period	4,889	6,456	4,653	5,968
Balance sheet classification
Accrued warranty current (Classified in Accrued expenses and other current liabilities)	1,830	3,019	1,594	2,531
Warranty provision, noncurrent	3,059	3,437	3,059	3,437
Total warranty liability	$ 4,889	$ 6,456	$ 4,653	$ 5,968